BRIDGES INVESTMENT FUND, INC.

8401 West Dodge Road
256 Durham Plaza
Omaha, Nebraska 68114
(402) 397-4700

THIRD QUARTER
SHAREHOLDER REPORT

2003

Contents of Report
Pages 1 to 3	Shareholder Letter
Exhibit 1	Portfolio Transactions from July 1, 2003, through September 30, 2003
Exhibit 2	Quarter to Quarter Changes in Financial Data
Pages F1 to F14	Unaudited Financial Statements for the Nine Months EndedSeptember 30, 2003

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF THE SHAREHOLDERS OF BRIDGES INVESTMENT FUND, INC. AND IS UNDER NO CIRCUMSTANCES TO BE CONSTRUED AS AN OFFERING OF SHARES OF THE FUND. SUCH OFFERING IS MADE ONLY BY PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY INQUIRY TO THE FUND'S OFFICE.

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BRIDGES INVESTMENT FUND, INC.
8401 West Dodge Road
Omaha, Nebraska 68114

Telephone    402-397-4700
Facsimile    402-397-8617

Directors

Frederick N. Backer
Edson L. Bridges II
Edson L. Bridges III
N. P. Dodge, Jr.
John W. Estabrook
Jon D. Hoffmaster
John J. Koraleski
Roger A. Kupka
Gary L. Petersen
John T. Reed
Roy A. Smith
Janice D. Stoney
L.B. Thomas
John K. Wilson

Officers

Edson L. Bridges II	Chairman and
Chief Executive Officer
Edson L. Bridges III	President and
Chief Investment Officer
Randall D. Greer	Vice President
Brian M. Kirkpatrick	Vice President
Mary Ann Mason	Secretary
Kathleen J. Stranik	Assistant Secretary
Nancy K. Dodge	Treasurer
Linda J. Morris	Assistant Treasurer
Trinh Wu	Controller

Independent Auditors

Deloitte & Touche LLP
First National Tower
1601 Dodge Street, Suite 3100
Omaha, Nebraska 68102

Corporate Counsel	Counsel to Independent Directors

Baird, Holm	Koley, Jessen, P.C.
Attorneys at Law	Attorneys at Law
1500 Woodmen Tower	One Pacific Place, Suite 800
Omaha, Nebraska 68102	1125 South 103 Street
Omaha, Nebraska 68124

Special Counsel

Ballard Spahr Andrew & Ingersoll, LLP
1225 Seventeenth Street, Suite 2300
Denver, Colorado 80202

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October 20, 2003

Dear Shareholder:

Investment Results

Bridges Investment Fund, Inc. had a total return of 3.31% during the Third Quarter of 2003 based on a June 30, 2003, net asset value of $27.15 per share and a September 30, 2003, net asset value of $27.99 per share. On a calendar year-to-date basis for the period ending September 30, the Fund had a total return of 21.93%, and on a trailing 12-month basis for the period ending September 30, the Fund had a total return of 29.87%. By comparison, the S&P 500 had total returns of 2.65% for the Third Quarter, 14.71% for the first nine months of the calendar year, and 24.38% for the trailing 12-months' period ending September 30, 2003.

The following table summarizes the ten largest equity holdings in the Fund as of September 30, 2003:

		09/30/03%		% of	Price	Price	EPS	EPS			EPS Lt
No. of		Market	of	Total	% Chg	% Chg	5 Yr Hist	% Chg	P/E	P/E	Future
Shares	Company	Value	Equities	Assets	QTD	12 Mos	Gr Rate	03 Vs 02	2003	2004	Gr Rate
53,500	Capital One	3,051,640	6.2%	5.5%	16.0%	63.3%	31%	19%	12.2	10.7	17%
40,000	Altria	1,752,000	3.6%	3.2%	-3.6%	12.9%	10%	1%	9.5	8.9	9%
60,000	Alcoa	1,569,600	3.2%	2.8%	2.6%	35.5%	-4%	20%	23.4	16.0	12%
32,500	Best Buy	1,544,400	3.1%	2.8%	8.2%	113.0%	24%	7%	24.9	19.7	15%
45,000	MBNA	1,026,000	2.1%	1.8%	9.4%	24.0%	22%	18%	13.2	11.8	14%
20,000	Morgan Stanley	1,009,200	2.1%	1.8%	18.0%	48.9%	-5%	18%	15.1	14.3	13%
250	First Natl. of Nebraska	981,250	2.0%	1.8%	-0.1%	35.2%	-	11%	-	-	-
15,000	Amgen	967,800	2.0%	1.7%	-2.2%	54.7%	14%	39%	33.4	27.3	21%
30,000	Home Depot	955,500	1.9%	1.7%	-3.8%	22.0%	18%	13%	18.1	16.2	13%
22,000	Harrah's Entertainment	926,420	1.9%	1.7%	4.6%	-12.7%	23%	-3%	14.5	13.8	13%

		13,783,810	28.1%	24.8%

	Total Equities	49,074,074		88.3%

	Total Assets	55,560,048

The Third Quarter of 2003 saw a continuation of the stock price progress that was extended in the Second Quarter, albeit at a slower rate. During the Third Quarter, the S&P 500 had a total return of 2.65%; Bridges Investment Fund posted a total return of 3.31%.

The positive returns for equities in the Third Quarter were driven by generally good corporate earnings growth during the first two quarters of 2003 and an expectation that continued economic progress will unfold over the next 12 months, resulting in further improvements in corporate profitability.

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Shareholder Letter                                                    2                                         October 20, 2003

In the Second Quarter, we noted that the Fund's equities continued to offer good long-term capital appreciation potential in our view despite their strong recovery off the market lows reached in March. While the Fund's equities on balance performed well during the Third Quarter, we continue to believe that their current valuations should allow for good long-term investment performance over the next three-to-five years.

We continue to expect the equity market to be characterized by relatively high levels of volatility given the general level of uncertainty regarding prospects for the economy in the foreseeable future. Our approach remains committed to using periodic bouts of significant market weakness as opportunities to increase positions in companies which we believe have outstanding long-term business franchises and which sell at attractive valuation levels.

Financial Statements

The Fund's unaudited financial statements appear on pages F-1 through F-13. The Schedule of Portfolio Investments, the Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, and the Notes to Financial Statements are presented as of September 30, 2003. These pages comprise our basic report to you. In addition, please refer to Exhibits 1 and 2 for information about the Fund's portfolio transactions for the Third Quarter of 2003 and for the Fund's historical information with respect to net assets, shares outstanding, net asset value per share, dividends, and capital gains distributions from 1963 through 2002. Exhibit 2 also records quarterly information for the September 30, 2003, period compared to the September 30, 2002, results.

Cash Distributions

On October 7, 2003, the Board of Directors declared a $.06 per share dividend on the shares of capital stock that were outstanding as of the close of business om October 7, 2003, the record date for this income distribution. This dividend amount will be payable on or about October 20, 2003. This dividend is composed of net investment income earned during the July-September, 2003, Quarter.

Outlook

The U.S. economy is continuing to recover from the general business slowdown of the early years in this decade. Corporate earnings have rebounded off their recession-induced low points, but, in many cases, a recovery of former peak levels has yet to be attained, particularly for those companies where capital spending drives bottom line results. Job losses to countries outside America are likely to restrain dynamic progress toward a new cyclical expansion. However, common stock investors sense profit opportunities, and there can and should be optimism that the three-year bear market that began in March, 2000, has a strong probability to have ended in the First Quarter of 2003. Confidence in the future of equity investments in American companies should be building in the months and years ahead.

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Shareholder Letter                                                    3                                      October 20, 2003

Closing Thoughts

Once again, the Board of Directors and the management of the Fund have the opportunity to thank the shareholders for their commitment to our Company. The comparative numbers in Exhibit 2, especially the current quarter of September 30, 2003, to the same period in 2002, demonstrate dramatic positive progress off the market cycle lows in 2002. We still have a long distance to travel to fully restore the former value in your shares, but these numbers tell us that this journey is well underway.

Sincerely yours,

Edson L. Bridges III, CFA

President

Edson L. Bridges II, CFA

Chairman

ELBIII:ELBII:kjs

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Exhibit 1

BRIDGES INVESTMENT FUND, INC.

PORTFOLIO TRANSACTIONS

DURING THE PERIOD FROM

JULY 1, 2003, THROUGH SEPTEMBER 30, 2003

Securities Common Stocks Unless Described Otherwise	Bought or Received $1,000 Par Value (M) or Shares	Held After Transaction $1,000 Par Value (M) or Shares

Apollo Group, Inc.	3,000	3,000
Cardinal Health, Inc.	4,000	7,000
(1) Cavco Industries, Inc.	250	250
(2) Ebay, Inc.	7,000	14,000
Electronic Data Systems Notes 7.125% due 10/15/09	250M	250M
Expeditors Int'l. Washington	13,000	13,000
Kraft Foods, Inc. Notes 6.250% due 06/01/12	250M	250M
Lowes Companies	5,000	5,000
Marsh & McLennan Cos.	3,000	8,000
(3) Medco Health Solutions, Inc.	1,206	1,206
Nucor Corporation	3,000	8,000
Stryker Corporation	3,000	3,000
Trinity Industries, Inc.	5,000	20,000
Various Issues of Commercial Paper Notes Purchased during 3rd Quarter, 2003	19,131M	1,010M

Securities Common Stocks Unless Described Otherwise	Sold or Exchanged $1,000 Par Value (M) or Shares	Held After Transaction $1,000 Par Value (M) or Shares

Cintas Corp	10,000	--
Egl, Inc.	35,000	--
Northern Trust Co.	5,000	--
Paychex, Inc.	10,000	--
WorldCom, Inc. GA New	25,000	--
Yum! Brands, Inc.	15,000	--
Various Issues of Commercial Paper Notes Maturing during 3rd Quarter, 2003	18,816M	--

(1)  Received 250 shares in a spin-off of Centex Corp. on July 1, 2003.

(2)  Received 7,000 shares in a 2-for-1 stock split on August 29, 2003.

(3)  Received 1,206 shares in a spin-off of Merck on August 20, 2003.

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Exhibit 2

BRIDGES INVESTMENT FUND, INC.
 SELECTED HISTORICAL FINANCIAL INFORMATION

 - - - - - - - - - - - - -Year End Statistics - - - - - - - - - - - - -

Valuation Date	Net Assets	Shares Outstanding	Net Asset Value/Share	Dividend/ Share	Capital Gains/Share

07-01-63	$ 109,000	10,900	$10.00	$ -	$ -
12-31-63	159,187	15,510	10.13	.07	-
12-31-64	369,149	33,643	10.97	.28	-
12-31-65	621,241	51,607	12.04	.285	.028
12-31-66	651,282	59,365	10.97	.295	-
12-31-67	850,119	64,427	13.20	.295	-
12-31-68	1,103,734	74,502	14.81	.315	-
12-31-69	1,085,186	84,807	12.80	.36	-
12-31-70	1,054,162	90,941	11.59	.37	-
12-31-71	1,236,601	93,285	13.26	.37	-
12-31-72	1,272,570	93,673	13.59	.35	.08
12-31-73	1,025,521	100,282	10.23	.34	.07
12-31-74	757,545	106,909	7.09	.35	-
12-31-75	1,056,439	111,619	9.46	.35	-
12-31-76	1,402,661	124,264	11.29	.38	-
12-31-77	1,505,147	145,252	10.36	.428	.862
12-31-78	1,574,097	153,728	10.24	.481	.049
12-31-79	1,872,059	165,806	11.29	.474	.051
12-31-80	2,416,997	177,025	13.65	.55	.0525
12-31-81	2,315,441	185,009	12.52	.63	.0868
12-31-82	2,593,411	195,469	13.27	.78	.19123
12-31-83	3,345,988	229,238	14.60	.85	.25
12-31-84	3,727,899	278,241	13.40	.80	.50
12-31-85	4,962,325	318,589	15.58	.70	.68
12-31-86	6,701,786	407,265	16.46	.688	.86227
12-31-87	7,876,275	525,238	15.00	.656	1.03960
12-31-88	8,592,807	610,504	14.07	.85	1.10967
12-31-89	10,895,182	682,321	15.97	.67	.53769
12-31-90	11,283,448	744,734	15.15	.67	.40297
12-31-91	14,374,679	831,027	17.30	.66	.29292
12-31-92	17,006,789	971,502	17.51	.635	.15944
12-31-93	17,990,556	1,010,692	17.80	.6225	.17075
12-31-94	18,096,297	1,058,427	17.10	.59	.17874
12-31-95	24,052,746	1,116,620	21.54	.575	.19289
12-31-96	29,249,488	1,190,831	24.56	.55	.25730
12-31-97	36,647,535	1,262,818	29.02	.5075	.30571
12-31-98	48,433,113	1,413,731	34.26	.44	2.11648
12-31-99	69,735,684	1,508,154	46.24	.30	.91088
12-31-00	71,411,520	1,850,301	38.59	.40	.80880716
12-31-01	60,244,912	1,940,494	31.05	.26	--
12-31-02	45,854,541	1,989,769	23.05	.20	--

- - - - Current Quarter Compared to Same Quarter in Prior Year - - - -
Valuation Date	Net Assets	Shares Outstanding	Net Asset Value/Share	Dividend/ Share	Capital Gains/Share

09-30-02	43,299,139	1,992,957	21.73	.050	-
09-30-03	55,560,048	1,985,237	27.99	.060	-

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F 1

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2003

(Unaudited)
Title of Security	Number of Shares	Cost	Fair Value
COMMON STOCKS (88.3%)

Advertising 1.3%
Omnicom Group, Inc.	10,000	$ 654,802	$ 718,500

Airfreight & Logistics 0.8%
Expeditors Int'l. Washington	13,000	$ 479,994	$ 447,200

Aluminum 2.8%
Alcoa, Inc.	60,000	$ 1,701,327	$ 1,569,600

Asset Management 1.2%
State Street	15,000	$ 62,367	$ 675,000

Auto Parts & Equipment 0.9%
Johnson Controls	5,000	$ 385,750	$ 473,000

Banks Diversified 1.4%
Wells Fargo	15,000	$ 515,731	$ 772,500

Banks Regional 2.8%
Fifth Third Bancorp	10,000	$ 486,522	$ 555,400
First National Bank Nebraska	250	401,835	981,250
		$ 888,357	$ 1,536,650

Biotechnology 1.7%
Amgen, Inc.*	15,000	$ 463,500	$ 967,800

Broadcasting & Cable 0.6%
Comcast Corporation Special Class A	12,000	$ 356,075	$ 355,680

Casinos & Gaming 1.7%
Harrah's Entertainment, Inc.*	22,000	$ 729,839	$ 926,420

Communications Equipment 2.5%
Cisco Systems, Inc.*	40,000	$ 361,396	$ 783,600
Nokia ADR	40,000	421,175	624,000
		$ 782,571	$ 1,407,600

Computer Hardware 0.2%
Sun Microsystems, Inc.*	30,000	$ 595,357	$ 99,300

Computer Storage/Peripherals 0.8%
EMC Corporation/MASS*	35,000	$ 494,601	$ 442,050

Conglomerates Industrial 0.5%
General Electric	10,000	$ 270,842	$ 298,100

Education Higher 0.4%
Apollo Group, Inc.*	3,000	$ 193,740	$ 198,090

*Nonincome producing security

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F 2

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS
(Continued)

SEPTEMBER 30, 2003
(Unaudited)
Title of Security	Number of Shares	Cost	Fair Value
COMMON STOCKS (Continued)
Electronic Manufacturing Services 2.1%
Flextronics International*	60,000	$ 1,175,477	$ 853,200
Solectron Corporation*	50,000	595,457	292,500
		$ 1,770,934	$ 1,145,700

Finance Consumer 7.3%
Capital One Financial	53,500	$ 1,935,422	$ 3,051,640
MBNA Corporation	45,000	921,634	1,026,000
		$ 2,857,056	$ 4,077,640

Financial Services Diverse 0.8%
Citigroup	9,999	$ 481,932	$ 455,054

Financing Thrifts & Mortgage 1.4%
Federal Home Loan	15,000	$ 461,417	$ 785,250

Foods/Meats Packaged 0.4%
ConAgra Foods	10,000	$ 217,874	$ 212,400

Health Care Distributors 0.8%
Cardinal Health	7,000	$ 430,416	$ 408,730
Medco Health Solutions, Inc.*	1,206	11,451	31,272
		$ 441,867	$ 440,002

Homebuilding 1.9%
Cavco Industries, Inc. *	250	$ 3,378	$ 5,358
Centex	5,000	265,517	389,400
Horton (D.R.)	20,000	407,704	654,000
		$ 676,599	$ 1,048,758

Hotels/Resorts/Cruise Lines 0.6%
Carnival Corporation	10,000	$ 253,072	$ 328,950

Hypermarkets & Supercenters 0.6%
Costco Wholesale	10,000	$ 317,415	$ 311,500

Insurance Brokers 0.7%
Marsh & McLennan	8,000	$ 412,655	$ 380,880

Insurance Multi Line 1.0%
American International Group	10,000	$ 566,397	$ 577,000

Insurance Property/Casualty 1.6%
Berkshire Hathaway Class B*	350	$ 492,609	$ 873,600

Internet Software & Services 1.2%
Retek*	25,000	$ 369,992	$ 168,750
United Online*	15,000	283,160	521,850
		$ 653,152	$ 690,600

*Nonincome producing security

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F 3

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS
(Continued)

SEPTEMBER 30, 2003
(Unaudited)
Title of Security	Number of Shares	Cost	Fair Value
COMMON STOCKS (Continued)

Investment Bank & Brokerage 3.0%
Goldman Sachs Group	8,000	$ 694,445	$ 671,200
Morgan Stanley	20,000	1,127,600	1,009,200
		$ 1,822,045	$ 1,680,400

Machinery Construction/Farming 0.9%
Trinity Industries	20,000	$ 386,383	$ 517,000

Medical Products 0.4%
Stryker Corporation	3,000	$ 230,903	$ 225,930

Merchandise General 1.4%
Target Corporation	20,000	$ 316,811	$ 752,600

Movies & Entertainment 0.7%
Viacom "B"*	10,000	$ 397,500	$ 384,900
Oil & Gas Integrated 2.7%
BP PLC Sponsored ADR	19,000	$ 443,238	$ 799,900
Chevron/Texaco	10,000	340,535	714,500
		$ 783,773	$ 1,514,400

Pharmaceuticals 4.9%
Abbott Laboratories	15,000	$ 169,395	$ 638,250
Elan ADS*	15,000	371,827	79,350
Johnson & Johnson	15,000	338,948	742,800
Merck & Co., Inc.	10,000	197,534	506,200
Pfizer, Inc.	25,000	787,050	759,500
		$ 1,864,754	$ 2,726,100
Publishing 0.7%
Gannett Company	5,000	$ 393,980	$ 387,800

Restaurants 1.0%
Outback Steakhouse*	15,000	$ 509,594	$ 568,050

Retail Apparel 1.5%
Gap (The), Inc.	50,000	$ 521,360	$ 856,000

Retail Computers & Electronics 2.8%
Best Buy*	32,500	$ 739,697	$ 1,544,400

Retail Home Improvement 2.2%
Home Depot	30,000	$ 672,737	$ 955,500
Lowes Companies	5,000	276,237	259,500
		$ 948,974	$ 1,215,000

*Nonincome producing security

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F 4

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS
(Continued)

SEPTEMBER 30, 2003
(Unaudited)
Title of Security	Number of Shares	Cost	Fair Value
COMMON STOCKS (Continued)

Retail Internet 1.4%
EBAY, Inc.*	14,000	$ 453,620	$ 750,960

Semiconductor Equipment 1.6%
Applied Materials*	50,000	$ 911,013	$ 906,500

Semiconductors 3.9%
Altera*	30,000	$ 901,102	$ 567,900
Analog Devices*	20,000	753,090	760,400
Intel	30,000	503,898	825,600
		$ 2,158,090	$ 2,153,900
Services Data Processing 5.0%
Automatic Data Processing	20,000	$ 919,731	$ 717,000
Concord EFS	40,000	683,660	546,800
Electronic Data Systems	10,000	230,136	202,000
First Data	15,000	490,500	599,400
Fiserv, Inc.*	20,000	664,527	725,800
		$ 2,988,554	$ 2,791,000

Services Diversified/Commercial 1.5%
West Corporation*	35,000	$ 687,401	$ 836,500

Soft Drinks 1.2%
PepsiCo.	15,000	$ 192,169	$ 687,450

Software Application 1.3%
Fair Isaac and Company, Inc.	12,000	$ 234,627	$ 707,520

Software Systems 1.5%
Microsoft	30,000	$ 266,000	$ 834,000

Steel 0.7%
Nucor	8,000	$ 392,304	$ 367,040

Telecommunications Services Integrated 1.6%
Level 3 Communications*	165,000	$ 1,362,169	$ 894,300

Telecommunications Services Wireless 1.4%
Sprint PCS Group *	30,000	$ 629,783	$ 171,900
Vodafone Group ADR	30,000	772,993	607,500
		$ 1,402,776	$ 779,400

Tobacco 3.2%
Altria Group	40,000	$ 1,621,692	$ 1,752,000

*Nonincome producing security

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F 5

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS
(Continued)

SEPTEMBER 30, 2003
(Unaudited)
Title of Security	Shares or Principal Amount	Cost	Fair Value

Utilities Multi 1.8%
AES Corporation*	70,000	$ 844,949	$ 519,400
MDU Resources Group	15,000	351,556	506,700
		$ 1,196,505	$ 1,026,100

TOTAL COMMON STOCKS		$40,960,526	$49,074,074

PREFERRED STOCKS (1.4%)

Banking and Finance 0.7%
Harris Preferred Capital Corp. 7.375% Series A	10,000	$ 250,000	$ 250,700
Silicon Valley Bancshares 8.25% Preferred Series I	5,000	125,000	125,305
		$ 375,000	$ 376,005

Financial Reits 0.5%
Equity Office Properties Trust 7.75% Series G Preferred	5,000	$ 134,766	$ 133,500
Public Storage 8.00% Series R Preferred	5,000	133,250	133,700
		$ 268,016	$ 267,200

Oil Companies Exploration and Production 0.2% Production 0.2%
Nexen, Inc. 9.275% Preferred Series I	5,000	$ 125,000	$ 127,300

Total Preferred Stocks		$ 768,016	$ 770,505

Total Stocks		$41,728,542	$49,844,579

DEBT SECURITIES (9.7%)

Auto Cars/Light Trucks 0.5%
General Motors Corporation 7.700% Debentures due April 15, 2016	$250,000	$ 252,320	$ 267,925

Electronic Components Conductors 0.5%
Applied Materials, Inc. 7.125% Senior Notes due October 15, 2017	$250,000	$ 256,472	$ 290,725

Energy Alternate Sources 0.4%
CalEnergy Co., Inc. 7.630% Notes due October 15, 2007	$200,000	$ 200,000	$ 228,420

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F 6

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS
(Continued)

SEPTEMBER 30, 2003
(Unaudited)
Title of Security	Principal Amount	Cost	Fair Value

Finance Services 0.5%
MBNA Corporation 7.50% Senior Notes due March 15, 2012	$250,000	$ 268,125	$ 287,900

Foods Packaged 0.5%
Kraft Foods, Inc. Notes 6.250% due 06/01/12	$250,000	$ 263,873	$ 274,675

Hotels and Motels 0.5%
Marriott International 7.875% Notes Series C due September 15, 2009	$250,000	$ 250,068	$ 290,175

Medical Wholesale Drug Distribution 0.5%
Cardinal Health, Inc. 6.75% Notes due February 15, 2011	$250,000	$ 260,689	$ 290,350
Retail Stores Department 0.9%
Dillard Department Stores, Inc. 7.850% Debentures due October 1, 2012	$150,000	$ 151,347	$ 146,925

Penney, (J.C.) Co., Inc. 7.40% due April 1, 2037	$250,000	263,750	260,000

Sears Roebuck & Co. 9.375% Debentures due November 1, 2011	$100,000	106,399	106,770
		$ 521,496	$ 513,695

Services Data Processing 0.5%
Electronic Data Systems Notes 7.125% due 10/15/09	$250,000	$ 263,750	$ 263,625

Telecommunications 0.8%
Level 3 Communications, Inc. 9.125% Senior Notes due May 1, 2008	$500,000	$ 346,223	$ 423,750

Tobacco 0.4%
R.J. Reynolds Holding 7.250% Notes due June 1, 2012	$250,000	$ 260,975	$ 230,200

U.S. Government 1.9%
U.S. Treasury, 9.375% Bonds, due February 15, 2006	$200,000	$ 256,222	$ 236,063

U.S. Treasury, 8.750% Bonds, due November 15, 2008	$200,000	237,473	201,875

U.S. Treasury, 9.125% Bonds, due May 15, 2009	$200,000	234,910	210,156

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F 7

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS
(Continued)

SEPTEMBER 30, 2003
(Unaudited)

Title of Security	Principal Amount	Cost	Fair Value

U.S. Treasury, 7.500% Bonds, due November 15, 2016	$300,000	308,539	392,016
		$ 1,037,144	$ 1,040,110

Commercial Paper Short Term 1.8%
American Express Credit Corporation Commercial Paper Note 0.770% due October 10, 2003	474,929	$ 474,929	$ 474,929

American Express Credit Corporation Commercial Paper Note 0.870% due October 17, 2003	534,909	534,909	534,909
		$ 1,009,838	$ 1,009,838

TOTAL DEBT SECURITIES		$ 5,190,973	$ 5,411,388

TOTAL INVESTMENTS IN SECURITIES (99.4%)		$46,919,515	$55,255,967
CASH AND RECEIVABLES LESS TOTAL LIABILITIES (0.6%)			304,081
NET ASSETS, September 30, 2003 (100.0%)			$55,560,048

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BRIDGES INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2003
(Unaudited)

ASSETS
Investments, at fair value
Common and preferred stocks (cost $41,728,542)	$49,844,579
Debt securities (cost $5,190,973)	5,411,388
Total investments	$55,255,967

Cash	64,111
Receivables
Dividends and interest	165,075
Subscriptions to capital stock	189,688

TOTAL ASSETS	$55,674,841

LIABILITIES
Investment advisor, management and
service fees payable	$ 68,872
Accrued operating expenses	45,921
TOTAL LIABILITIES	$ 114,793

NET ASSETS
Capital stock, $1 par value Authorized 6,000,000 shares, 1,985,237 shares outstanding	$ 1,985,237

Paid-in surplus	46,667,810
Net capital	$48,653,047

Net unrealized appreciation on investments	8,336,451
Accumulated undistributed net realized loss	(1,555,292)
Accumulated undistributed net investment income	125,842
TOTAL NET ASSETS	$55,560,048
===========

NET ASSET VALUE PER SHARE	$27.99
======

OFFERING PRICE PER SHARE	$27.99
======

REDEMPTION PRICE PER SHARE	$27.99
======

The accompanying notes are an integral
part of these financial statements.

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F 9

BRIDGES INVESTMENT FUND, INC.

STATEMENT OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2003
(Unaudited)

INVESTMENT INCOME
Interest	$ 229,817
Dividends (Net of foreign withholding taxes
of $4,731)	467,658

Total Investment Income		$ 697,475

EXPENSES
Management fees	190,665
Custodian fees	26,816
Insurance and other administrative fees	23,019
Bookkeeping services	16,701
Printing and supplies	16,262
Professional services	28,448
Dividend disbursing and transfer
agent fees	21,327
Computer programming	6,750
Taxes and licenses	799
Independent directors expense and fees	12,813

Total Expenses		$ 343,600
NET INVESTMENT INCOME		$ 353,875

NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS

Net realized loss on transactions in
investments	$ (1,101,434)

Net increase in unrealized appreciation/
(depreciation) of investments	10,965,779

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS		$ 9,864,345

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$ 10,218,220
		=============

The accompanying notes are an integral
part of these financial statements.

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F 10

BRIDGES INVESTMENT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2003 AND 2002
(Unaudited)

	2003	2002
INCREASE IN NET ASSETS
Operations
Net investment income	$ 353,875	$ 301,989
Net realized loss on
transactions in investments	(1,101,434)	(731,535)
Net increase/decrease in unrealized
appreciation of investments	10,965,779	(17,954,547)
Net increase/decrease in net assets
resulting from operations	$ 10,218,220	$(18,384,093)

Net equalization debits/credits	(1,053)	(432)

Distributions to shareholders from
Net investment income	(228,173)	(179,162)
Net realized gain from investments	--	--
Return of capital	--	--
Net capital share transactions	(283,487)	1,617,914

Total increase/decrease in net assets	$ 9,705,507	$(16,945,773)

NET ASSETS:
Beginning of year	$ 45,854,541	$ 60,244,912

End of nine months	$ 55,560,048 ============	$ 43,299,139 ============

The accompanying notes are an integral
part of these financial statements.

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BRIDGES INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2003

(Unaudited)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       Bridges Investment Fund, Inc. (Fund) is registered under the Investment Company
    Act of 1940 as a diversified, open-end management investment company.  The primary investment objective of the Fund is long-term capital appreciation.  In pursuit of that objective, the Fund invests primarily in common stocks.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America.

    A.  Investments

              Security transactions are recorded on trade date.  Dividend income is recognized on the ex-divided date, and interest income is recognized on an accrual basis.

              Securities owned are reflected in the accompanying statement of assets and liabilities and the schedule of portfolio investments at fair value based on quoted market prices.  Quoted market prices represent the last recorded sales price on the last business day of the calendar year for securities traded on a national securities exchange.  If no sales were reported on that day, quoted market price represents the closing bid price.  The cost of investments reflected in the statement of assets and liabilities and the schedule of portfolio investments is approximately the same as the basis used for Federal income tax purposes.  The difference between cost and fair value of securities is reflected separately as unrealized appreciation (depreciation) as applicable.

	2003	2002	Net Change
Net unrealized appreciation (depreciation):

Aggregate gross unrealized appreciation on securities	$ 12,738,692	$ 8,297,843

Aggregate gross unrealized depreciation on securities	(4,402,241)	(13,110,996)

Net	$ 8,336,451	$ (4,813,153)	$ 13,149,604
	============	============	=============

            The net realized gain (loss) from the sales of securities is determined for income tax and accounting purposes on the basis of the cost of specific securities.

--------------------------------------------------------------------------------------

   B. Federal Income Taxes

          The Fund intends to comply with the requirements of the Internal
      Revenue Code applicable to regulated investment companies and not be subject to federal income tax.  Therefore, no income tax provision is required.  The
      Fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

          The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the Fund.

          For federal income tax purposes, the Fund has a capital loss carryover of $355,038 at December 31, 2002, which if not offset by subsequent capital gains will expire in 2009.  Also for federal income tax purposes, the Fund deferred the recognition of net capital losses incurred subsequent to October 31, 2002 ("Post

      October Losses") of $98,819.  These losses will be realized on January 1,

      2003.

   C. Distribution To Shareholders

         The Fund accrues income dividends to shareholders on a quarterly basis as of the ex-dividend date.  Distributions of net realized gains are made on an annual basis to shareholders as of the ex-dividend date.

   D. Equalization

         The Fund uses the accounting practice of equalization by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income.
      As a result, undistributed net investment income per share is unaffected by sales or redemption of capital shares.

   E. Use of Estimates

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

(2) INVESTMENT ADVISORY CONTRACT

      Under an Investment Advisory Contract, Bridges Investment Counsel, Inc.
    (Investment Adviser) furnishes investment advisory services and performs certain administrative functions for the Fund.  In return, the Fund has agreed to pay the Investment Adviser a management fee computed on a quarterly basis at the rate of 1/8 of 1% of the average net asset value of the Fund during the quarter,

-----------------------------------------------------------------------------------------

    equivalent to 1/2 of 1% per annum.  Certain officers and directors of the Fund are also officers and directors of the Investment Adviser.  These officers do not receive any compensation from the Fund other than that which is received indirectly through the Investment Adviser.

      The contract between the Fund and the Investment Adviser provides that total expenses of the Fund in any year, exclusive of stamp and other taxes, but including fees paid to the Investment Adviser, shall not exceed, in total, a maximum of 1 and
    1/2% of the average month end net asset value of the Fund for the year.  Amounts, if any, expended in excess of this limitation are reimbursed by the Investment
    Adviser as specifically identified in the Investment Advisory Contract.   There
    were no amounts reimbursed during the year ended December 31, 2002.

(3) DIVIDEND DISBURSING AND TRANSFER AGENT

      Dividend disbursing and transfer agent services are provided by Bridges Investor
    Services, Inc. (Transfer Agent).  The fees paid to the Transfer Agent are intended to approximate the cost to the Transfer Agent for providing such services.  Certain officers and directors of the Fund are also officers and directors of the Transfer
    Agent.

(4) SECURITY TRANSACTIONS

      The cost of long-term investment purchases during the nine months ended
    September 30, was:

	2003	2002

Other Securities	$ 8,526,556	$12,032,991
	===========	===========

      Net proceeds from sales of long-term investments during the nine months ended September 30, were:

	2003	2002

United States government obligations	$ 653,485	$ 500,000
Other Securities	9,253,920	7,606,424
Total Net Proceeds	$ 9,907,405	$ 8,106,424
	===========	===========

Total Cost Basis of Securities Sold	$11,008,854	$ 8,839,686
	===========	===========

(5) NET ASSET VALUE

      The net asset value per share represents the effective price for all subscriptions and redemptions.

--------------------------------------------------------------------------------------

(6) CAPITAL STOCK

      Shares of capital stock issued and redeemed are as follows:

	2003	2002

Shares sold	121,156	155,464
Shares issued to shareholders in
reinvestment of net investment
income and realized gain from
security transactions	11,201	8,361
	132,357	163,825
Shares redeemed	136,889	111,363
Net increase/(decrease)	(4,532)	52,462
	========	========

      Value of capital stock issued and redeemed is as follows:

	2003	2002

Shares sold	$ 3,067,288	$ 4,114,701
Shares issued to shareholders in
reinvestment of net investment
income and realized gain from
security transactions	278,944	223,471
	$ 3,346,232	$ 4,338,172

Shares redeemed	3,629,719	2,720,258
Net increase/(decrease)	$ (283,487)	$ 1,617,914
	============	============

(7) DISTRIBUTIONS TO SHAREHOLDERS

       On October 7, 2003, a cash distribution was declared from net investment income accrued through September 30, 2003.  This distribution was calculated as $.06 per share.  The dividend will be paid on October 20, 2003 to shareholders of record on October 7, 2003.